Income tax and deferred taxes	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
Note 27	Income tax and deferred taxes

Accounts receivable from taxes as of December 31, 2020 and December 31, 2019, are as follows:

27.1	Current and non-current tax assets
(a)	Current

Current tax assets	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	37,123	47,283
Monthly provisional income tax payments, foreign companies	1,265	124
Corporate tax credits (1)	1,566	1,262
1st category tax absorbed by tax loss (2)	2,322	916
Taxes in recovery process	89,948	41,848
Total	132,224	91,433

(b)	Non-current

Non-current tax assets	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies compensated by the specific tax on mining activity (Lithium)	6,398	6,398
Specific tax on mining activities (IEAM) paid by Lithium (on consignment)	83,966	25,781
Total	90,364	32,179

(1)	These credits are available for Companies and are related to corporate tax payments in April of the following year, These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

(2)	This concept corresponds to the absorption of the tax losses determined by the company at the end of the year, which must be attributed to the dividends received during the year.

27.2	Current tax liabilities

Current tax liabilities	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
1st Category income tax	14,736	7,863
Foreign company income tax	7,838	9,944
Article 21 single tax	69	67
Total	22,643	17,874

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No. 20,780 is 27%.

The royalty is determined by applying the taxable rate to the net operating income obtained, according to the chart in force, the Company currently provisioned 5% for mining royalties that involve operations in the Salar de Atacama and 5.38% for caliche extraction operations.

The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2020	2019
Spain	25%	25%
Belgium	25%	29.58%
Mexico	30%	30%
United States	21% + 3,36%	21% + 3,25%
South Africa	28%	28%

27.3	Income tax and deferred taxes

(a)	Deferred tax assets and liabilities as of December 31, 2020

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2020	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	90,585	-
Property, plant and equipment and capitalized interest	-	(187,168)
Restoration and rehabilitation provision	6,598	-
Manufacturing expenses	-	(107,215)
Staff severance indemnities, unemployment insurance	-	(6,669)
Vacation accrual	6,138	-
Inventory provision	22,200	-
Materials provision	8,812	-
Forward	-	-
Employee benefits	-	-
Research and development expenses	-	(3,580)
Bad debt provision	5,072	-
Provision for legal complaints and expenses	19,637	-
Loan acquisition expenses	-	(5,212)
Financial instruments recorded at market value	-	(3,929)
Specific tax on mining activity	-	(3,014)
Tax loss benefit	844	-
Other	1,454	-
Foreign items (other)	-	(654)
Balances to date	161,340	(317,441)
Net balance		(156,101)

(b)	Deferred tax assets and liabilities as of December 31, 2019

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	82,075	-
Property, plant and equipment and capitalized interest	-	(197,167)
Facility closure provision	7,313	-
Manufacturing expenses	-	(106,420)
Staff severance indemnities, unemployment insurance	-	(6,000)
Vacation	5,591	-
Inventory provision	23,885	-
Materials provision	7,982	-
Employee benefits	2,689	-
Research and development expenses	-	(3,533)
Bad debt provision	3,542	-
Provision for legal complaints and expenses	2,546	-
Loan acquisition expenses	-	(3,856)
Financial instruments recorded at market value	-	(1,287)
Specific tax on mining activity	-	(1,357)
Tax loss benefit	2,296	-
Other	-	(2,021)
Foreign items (other)	311	-
Balances to date	138,230	(321,641)
Net balance		(183,411)

(c)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2020

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(82,076)	(8,509)	-	(8,509)	(90,585)
Property, plant and equipment and capitalized interest	197,167	(9,999)	-	(9,999)	187,168
Facility closure provision	(7,312)	714	-	714	(6,598)
Manufacturing expenses	106,420	795	-	795	107,215
Staff severance indemnities, unemployment insurance	6,000	514	155	669	6,669
Vacation accrual	(5,591)	(547)	-	(547)	(6,138)
Inventory provision	(23,885)	1,685	-	1,685	(22,200)
Materials provision	(7,982)	(830)	-	(830)	(8,812)
Forward	-	1,001	(1,001)	-	-
Employee benefits	(2,689)	2,689	-	2,689	-
Research and development expenses	3,534	46	-	46	3,580
bad debt provision	(3,542)	(1,530)	-	(1,530)	(5,072)
Provision for legal complaints and expenses	(2,546)	(17,091)	-	(17,091)	(19,637)
Loan approval expenses	3,856	1,356	-	1,356	5,212
Junior mining companies (valued based on stock price)	1,287	-	2,642	2,642	3,929
specific tax on mining activity	1,356	1,668	(10)	1,658	3,014
Tax loss benefit	(2,296)	1,452	-	1,452	(844)
Other	2,021	(3,475)	-	(3,475)	(1,454)
Foreign items (other)	(311)	965	-	965	654
Total temporary differences, unused losses and unused tax credits	183,411	(29,096)	1,786	(27,310)	156,101

(d)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2019

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(75,832)	(6,243)	-	(6,243)	(82,075)
Property, plant and equipment and capitalized interest	196,843	324	-	324	197,167
Facility closure provision	(4,280)	(3,033)	-	(3,033)	(7,313)
Manufacturing expenses	103,760	2,660	-	2,660	106,420
Staff severance indemnities, unemployment insurance	5,679	1,007	(686)	321	6,000
Vacation accrual	(5,155)	(436)	-	(436)	(5,591)
Inventory provision	(28,155)	4,270	-	4,270	(23,885)
Materials provision	(6,239)	(1,743)	-	(1,743)	(7,982)
Forward	(2,169)	(514)	2,683	2,169	-
Employee benefits	(3,309)	620	-	620	(2,689)
Research and development expenses	2,216	1,317	-	1,317	3,533
bad debt provisions	(4,188)	646	-	646	(3,542)
Provision for legal complaints and expenses	(4,013)	1,467	-	1,467	(2,546)
Loan approval expenses	2,337	1,519	-	1,519	3,856
Financial instruments recorded at market value	976	-	311	311	1,287
specific tax on mining activity	3,278	(1,905)	(16)	(1,921)	1,357
Tax loss benefit	(1,124)	(1,172)	-	(1,172)	(2,296)
Other	(5,005)	7,026	-	7,026	2,021
Foreign items (other)	(259)	(52)	-	(52)	(311)
Total temporary differences, unused losses and unused tax credits	175,361	5,758	2,292	8,050	183,411

(e)	Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2020, and December 31, 2019, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Chile	818	2,296
Foreign	26	-
Total	844	2,296

The tax losses as of December 31, 2020 correspond mainly to SQM S.A., SQM Potasio S.A., SIT S.A., Orcoma SpA., and Orcoma Estudio SpA.

The tax losses from foreign companies correspond mainly to SQM Africa Pty Ltd. And SQM (Shanghai) Chemicals.

(f)	Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2020 and December 31, 2019 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(183,411)	(175,361)
Increase (decrease) in deferred taxes in profit or loss	29,096	(5,758)
Decrease in deferred taxes in equity	(1,786)	(2,292)
Total	(156,101)	(183,411)

(g)	Disclosures on income tax (expenses) benefit

Current and deferred tax (expenses) benefit are detailed as follows:

	(Expense) Income
Disclosures on income tax expense (benefit)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Current income tax (expense) income
Current tax expense	(97,374)	(116,483)	(207,959)
Adjustments to prior year current income tax (expense) benefit	(1,901)	12,222	1,577
Current income tax expense, net, total	(99,275)	(104,261)	(206,382)
Deferred tax expense
Deferred tax expense relating to the creation and reversal of temporary differences	26,219	2,551	26,434
Tax adjustments related to the creation and reversal of temporary differences from the previous year	2,877	(8,309)	973
Deferred tax expense, net, total	29,096	(5,758)	27,407
Income tax expense	(70,179)	(110,019)	(178,975)

Tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
Income tax (expense) benefit	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expense, foreign parties, net	(9,782)	(7,394)	(7,516)
Current income tax expense, domestic, net	(89,493)	(96,867)	(198,866)
Current income tax expense, net, total	(99,275)	(104,261)	(206,382)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax benefit, foreign parties, net	10,284	2,370	(1,885)
Current income tax benefit (expense), domestic, net	18,812	(8,128)	29,292
Deferred tax expense, net, total	29,096	(5,758)	27,407
Income tax expense	(70,179)	(110,019)	(178,975)

(h)	Equity interest in taxation attributable to equity-accounted investees

The Company does not recognize any deferred tax liability in all cases of taxable temporary differences associated with investments in subsidiaries, branches and associated companies or interest in joint ventures, because as indicated in the standard, the following two conditions are jointly met:

(i)	the parent, investor or interest holder is able to control the time for reversal of the temporary difference; and

(ii)	It is more likely than not that the temporary difference will not be reversed in the foreseeable future.

In addition, the Company does not recognize deferred income tax assets for all deductible temporary differences from investments in subsidiaries, branches and associated companies or interests in joint ventures because it is unlikely that they will meet the following requirements:

(i)	Temporary differences are reversed in a foreseeable future; and

(ii)	The Company has tax earnings, against which temporary differences can be used.

(i)	Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2020
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	974	(145)	829
Cash flow hedge	(3,706)	1,001	(2,705)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,785	(2,642)	7,143
Total	7,053	(1,786)	5,267

	As of December 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,310)	702	(2,608)
Cash flow hedge	1,908	(2,683)	(775)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(311)	841
Total	(250)	(2,292)	(2,542)

	As of December 31, 2018
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,327)	396	(931)
Cash flow hedge	5,723	-	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	1,498	(4,048)
Total	(1,150)	1,894	744

(j)	Explanation of the relationship between (expense) benefit for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that discloses the most significant information for users of the financial statements is the numeric conciliation between the tax expense (income) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned choice is based on the fact that the Company and subsidiaries established in Chile generate a large part of the Company’s tax expense (benefit). The amounts provided by subsidiaries established outside Chile have no relative importance in the overall context.

Reconciliation between the tax income (expense) and the tax calculated by multiplying accounting income by the Chilean corporate income tax rate.

	(Expense) Benefits
Income Tax Expense (Benefit)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	238,538	390,622	621,038
Income tax rate in force in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(64,405)	(105,468)	(167,680)
Net effect of royalty tax payments	(4,659)	(4,314)	(4,919)
Effect of fines affected by article 21 and passive income	(1,804)	(724)	(2,957)
Tax effect of revenue from regular activities exempt from taxation	1,786	2,376	1,446
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,987)	(2,128)	(2,327)
Tax effect of tax rates supported abroad	(2,077)	(252)	(8,714)
Surplus provision Internal revenue service	-	-	3,517
Effects of changes resulting from classifying a permanent item as a temporary one	4,826	-	-
Other tax effects from reconciliation between accounting gains and tax expenses	(859)	491	2,659
Tax expense using the effective tax rate	(70,179)	(110,019)	(178,975)

(k)	Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.

Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

(i)	Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

(ii)        United States

In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

(iii)	Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

(iv)	Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

A subsidiary of the Company, SQM Iberian S.A., is being reviewed by the Spanish Tax Authority. This audit could involve adjustments to tax returns filed in Spain.

(v)	Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

On December 31, 2019, a current tax of ThUS$ 1,068 was recognized, which corresponds to a difference in taxes in SQM Europe N.V. determined at the end of an audit of transfer prices in the 2017 trade year.

(vi)	South Africa:

In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.

A subsidiary of the Company, SQM Africa Pty., is being reviewed by the South African Tax Authority. This audit could involve adjustments to tax returns filed in South Africa.